UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     GCore Capital Management LP

Address:  623 Fifth Avenue,
          32nd Floor
          New York, NY 10022

13F File Number: 028-13790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward Grinacoff
Title:  Chief Financial Officer
Phone:  (212) 407-7630


Signature, Place and Date of Signing:


/s/ Edward Grinacoff           New York, New York             November 15, 2010
--------------------           ------------------            -------------------
    [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:    $81,448
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number                Name
---      --------------------     ------------------------------
(1)      028-13788                GCore Capital Corp.
(2)      028-13789                GCore Capital Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010

COLUMN 1                     COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6       COLUMN 7       COLUMN 8
-------------------------    --------   ---------  --------  -------------------  --------------   -------- --------------------
                             TITLE OF               VALUE    SHS OR    SH/  PUT/   INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP      (x$1000)  PRN AMT   PRN  CALL   DISCRETION       MGRS     SOLE   SHARED  NONE
-------------------------    --------   ---------  --------  -------   ---  ----  --------------   -------- ------- ------  ----
ACTIVISION BLIZZARD INC       COM       00507V109   3,949    365,000   SH         SHARED-DEFINED    (1),(2)   365,000
AEROPOSTALE                   COM       007865108   2,209     95,000   SH         SHARED-DEFINED    (1),(2)    95,000
ALTERA CORP                   COM       021441100     326     10,812   SH         SHARED-DEFINED    (1),(2)    10,812
ALTERA CORP                   COM       021441100  12,818    425,000        PUT   SHARED-DEFINED    (1),(2)   425,000
ANALOG DEVICES INC            COM       032654105     339     10,812   SH         SHARED-DEFINED    (1),(2)    10,812
ANALOG DEVICES INC            COM       032654105   4,707    150,000        PUT   SHARED-DEFINED    (1),(2)   150,000
APPLE INC                     COM       037833100   1,419      5,000   SH         SHARED-DEFINED    (1),(2)     5,000
APPLIED MATLS INC             COM       038222105     547     46,852   SH         SHARED-DEFINED    (1),(2)    46,852
ATMEL CORP                    COM       049513104     115     14,416   SH         SHARED-DEFINED    (1),(2)    14,416
AUTODESK INC                  COM       052769106     480     15,000   SH         SHARED-DEFINED    (1),(2)    15,000
AUTOLIV INC                   COM       052800109   4,246     65,000        PUT   SHARED-DEFINED    (1),(2)    65,000
BROADCOM CORP                 CL A      111320107   1,819     51,401   SH         SHARED-DEFINED    (1),(2)    51,401
CIENA CORP                    COM NEW   171779309   1,831    117,600   SH         SHARED-DEFINED    (1),(2)   117,600
CIENA CORP                    COM NEW   171779309   5,450    350,000        CALL  SHARED-DEFINED    (1),(2)   350,000
DANA HLDG CORP                COM       235825205     924     75,000   SH         SHARED-DEFINED    (1),(2)    75,000
E M C CORP MASS               COM       268648102     609     30,000        PUT   SHARED-DEFINED    (1),(2)    30,000
HERTZ GLOBAL HOLDINGS INC     COM       42805T105   1,085    102,500   SH         SHARED-DEFINED    (1),(2)   102,500
HEWLETT PACKARD CO            COM       428236103     841     20,000        PUT   SHARED-DEFINED    (1),(2)    20,000
INTEL CORP                    COM       458140100   1,038     54,060   SH         SHARED-DEFINED    (1),(2)    54,060
INTEL CORP                    COM       458140100   2,880    150,000        PUT   SHARED-DEFINED    (1),(2)   150,000
IRON MTN INC                  COM       462846106     670     30,000   SH         SHARED-DEFINED    (1),(2)    30,000
IRON MTN INC                  COM       462846106   5,808    260,000        CALL  SHARED-DEFINED    (1),(2)   260,000
LINEAR TECHNOLOGY CORP        COM       535678106     277      9,010   SH         SHARED-DEFINED    (1),(2)     9,010
MICRON TECHNOLOGY INC         COM       595112103     117     16,218   SH         SHARED-DEFINED    (1),(2)    16,218
NATIONAL SEMICONDUCTOR CORP   COM       637640103     138     10,812   SH         SHARED-DEFINED    (1),(2)    10,812
NETAPP INC                    COM       64110D104   8,962    180,000        PUT   SHARED-DEFINED    (1),(2)   180,000
OCCIDENTAL PETE CORP DEL      COM       674599105   2,349     30,000        CALL  SHARED-DEFINED    (1),(2)    30,000
ORACLE CORP                   COM       68389X105   2,282     85,000   SH         SHARED-DEFINED    (1),(2)    85,000
PMC-SIERRA INC                COM       69344F106     552     75,000   SH         SHARED-DEFINED    (1),(2)    75,000
SEMICONDUCTOR HLDRS TR        DEP RCPT  816636203   3,464    125,000   SH         SHARED-DEFINED    (1),(2)   125,000
SYCAMORE NETWORKS INC         COM NEW   871206405     438     13,500   SH         SHARED-DEFINED    (1),(2)    13,500
TAKE-TWO INTERACTIVE SOFTWAR  COM       874054109     710     70,000   SH         SHARED-DEFINED    (1),(2)    70,000
TERADYNE INC                  COM       880770102   1,620    145,406   SH         SHARED-DEFINED    (1),(2)   145,406
TEXAS INSTRS INC              COM       882508104   1,076     39,644   SH         SHARED-DEFINED    (1),(2)    39,644
UNITED RENTALS INC            COM       911363109     836     56,316   SH         SHARED-DEFINED    (1),(2)    56,316
XILINX INC                    COM       983919101   1,572     59,010   SH         SHARED-DEFINED    (1),(2)    59,010
SEAGATE TECHNOLOGY PLC        SHS       G7945M107   2,945    250,000   SH         SHARED-DEFINED    (1),(2)   250,000




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